ProShare Advisors LLC 7501 Wisconsin Avenue Suite 1000, East Tower Bethesda, MD 20814-6527 Phone: 240.497.6400 Fax: 240.497.6530 www.ProShares.com

April 23, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated March 29, 2018 for ProShares Investment Grade-Interest Rate Hedged, ProShares High Yield-Interest Rate Hedged, ProShares Morningstar Alternatives Solution ETF and ProShares Inflation Expectations ETF as filed under Rule 497 on March 29, 2018 (SEC Accession No. 0001193125-18-102262).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Very truly yours,

/s/ Cheryl Ardin
Associate Counsel